Note 11 - Financial Risk Management - Currency Risk (Details) $ in Thousands	Dec. 31, 2020 USD ($)
MEXICO
Statement Line Items [Line Items]
Cash	$ 21
Accounts receivable	53
Receivable from Minera Juanicipio	658
Prepaid	19
Investments
Accounts payable	(61)
Lease obligations
Net assets exposure	690
Country of domicile [member]
Statement Line Items [Line Items]
Cash	4,277
Accounts receivable	186
Receivable from Minera Juanicipio
Prepaid
Investments	11,951
Accounts payable	(379)
Lease obligations	(476)
Net assets exposure	$ 15,559